                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08846

                             First Focus Funds, Inc.
               (Exact name of registrant as specified in charter)

First National Bank 1620 Dodge Street Omaha,                           NE 68197
 (Address of principal executive offices)                             (Zip code)

            BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 614-470-8000

                     Date of fiscal year end: March 31, 2006

                   Date of reporting period: December 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS
SHORT/INTERMEDIATE BOND FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

    SHARES
      OR
   PRINCIPAL    SECURITY
    AMOUNT     DESCRIPTION                                              VALUE
   ---------   -----------                                              -----
CORPORATE BONDS (40.3%):
Banks (3.7%):
   1,100,000   Bank of New York Co., Inc.,                            $1,176,743
               6.375%, 4/1/12
     960,000   Bank One Corp., 10.00%, 8/15/10                         1,144,944
                                                                     -----------
                                                                       2,321,687
                                                                     ===========

Computer Services (5.3%):
     989,000   Dell Computer, Inc., 6.55%,                             1,022,721
               4/15/08
   1,175,000   Hewlett-Packard Co., 5.50%,                             1,184,494
               7/1/07
   1,135,000   Oracle Corp., 6.91%, 2/15/07                            1,154,991
                                                                     -----------
                                                                       3,362,206
                                                                     ===========

Energy (3.7%):
   1,125,000   FPL Group Capital, 7.625%,                              1,145,482
               9/15/06
   1,140,000   Wisconsin Electric Power, 6.625%,                       1,157,642
               11/15/06
                                                                     -----------
                                                                       2,303,124
                                                                     ===========

Financial Services (10.5%):
     760,000   AMBAC Financial Group, Inc.,                              911,935
               9.375%, 8/1/11
   1,120,000   Block Financial Corp., 8.50%,                           1,165,904
               4/15/07
   1,160,000   Countrywide Home Loan, 5.625%,                          1,177,547
               7/15/09
   1,100,000   Deluxe Corp., 3.50%, 10/1/07                            1,049,334
   1,150,000   General Electric Capital Corp.,                         1,126,826
               3.50%, 8/15/07
   1,185,000   Household Finance Corp., 4.75%,                         1,144,926
               7/15/13
                                                                     -----------
                                                                       6,576,472
                                                                     ===========

Industrial (1.9%):
   1,160,000   Rockwell International Corp., 6.15%,                    1,182,956
               1/15/08 (L)
                                                                     -----------

Medical Services (1.9%):
   1,170,000   Guidant Corp., 6.15%, 2/15/06                           1,171,891
                                                                     -----------

Oil & Gas Exploration Services (4.8%):
     945,000   Consolidated Natural Gas, 5.375%,                         947,673
               11/1/06
   1,075,000   Phillips Petroleum Co., 6.375%,                         1,125,269
               3/30/09
     800,000   United States Steel Corp., 9.375%,                        974,678
               2/15/12
                                                                     -----------
                                                                       3,047,620
                                                                     ===========

Retail (1.7%):
   1,050,000   Limited Brands, Inc., 6.125%,                           1,063,858
               12/1/12
                                                                     -----------

Telecom Services (3.3%):
   1,020,000   GTE Corp., 6.36%, 4/15/06                               1,024,001
   1,050,000   Southwestern Bell Telephone Co.,                        1,074,312
               6.625%, 7/15/07 (L)
                                                                     -----------
                                                                       2,098,313
                                                                     ===========

Transportation Services (3.5%):
   1,020,000   Burlington North Santa FE, 9.25%,                       1,051,599
               10/1/06
   1,120,000   Caliber System, 7.80%, 8/1/06                           1,135,376
                                                                     -----------
                                                                       2,186,975
                                                                     -----------
TOTAL CORPORATE BONDS (COST $25,424,311)                              25,315,102
                                                                     ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS (34.3%):
Fannie Mae (12.1%):
   2,500,000   5.00%, 1/15/07                                          2,504,980
   2,500,000   4.30%, 5/5/08 (L)                                       2,468,880
   2,575,000   4.50%, 8/4/08                                           2,555,935
                                                                     -----------
                                                                       7,529,795
                                                                     ===========

Federal Farm Credit Bank (4.3%):
   2,780,000   2.70%, 11/24/06                                         2,730,166
                                                                     -----------
Federal Home Loan Bank (15.2%):
   2,610,000   2.75%, 11/15/06                                         2,566,203
   2,250,000   4.25%, 3/24/08                                          2,223,902
   2,575,000   3.75%, 8/18/09 (L)                                      2,491,117
   2,375,000   4.00%, 3/24/11                                          2,277,433
                                                                     -----------
                                                                       9,558,655
                                                                     ===========

Freddie Mac (2.8%):
   1,700,000   6.94%, 3/21/07                                          1,742,973
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $21,943,708)           21,561,589
                                                                     ===========

U.S. TREASURY OBLIGATIONS (24.3%):
U.S. Treasury Notes (24.3%):
   2,250,000   6.50%, 10/15/06 (L)                                     2,284,189
   3,025,000   6.25%, 2/15/07                                          3,083,137
   2,500,000   4.375%, 5/15/07 (L)                                     2,497,950
   3,450,000   4.00%, 4/15/10 (L)                                      3,399,868
   4,000,000   4.50%, 11/15/10 (L)                                     4,021,564
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $15,423,495)                    15,286,708
                                                                     ===========

INVESTMENT COMPANIES (0.1%):
   92,361      Goldman Sachs Financial Square                             92,361
               Funds, Treasury Obligations Fund
                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $92,361)                                 92,361
                                                                     ===========

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (27.1%):
  17,075,375   Securities Lending Quality Trust                       17,075,375
                                                                     -----------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (COST $17,075,375)                                         17,075,375
                                                                     ===========

TOTAL (COST $79,959,250) (A)                                         $79,331,135
                                                                     ===========

----------
Percentages indicated are based on net assets of $62,906,053.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $5,630 and by the amount of amortization/accretion recognized for financial reporting purposes of $1,292,845. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...................... $   164,926
Unrealized depreciation......................  (2,091,516)
                                                ---------
Net unrealized appreciation (depreciation)... $(1,926,590)
                                                =========

(L)  All or a portion of security is on loan as of December 31, 2005.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
INCOME FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

     SHARES
       OR
   PRINCIPAL     SECURITY
     AMOUNT    DESCRIPTION                                              VALUE
   ---------   -----------                                              -----
CORPORATE BONDS (34.2%):
Banks (1.0%):
     600,000   J.P. Morgan Chase & Co., 5.15%,                       $   591,493
               10/1/15
                                                                     -----------
Brewery (1.0%):
     535,000   Anheuser-Busch Cos., Inc., 7.125%,                        560,934
               7/1/17
                                                                     -----------
Computer Services (3.9%):
     725,000   Dell Computer, Inc., 6.55%,                               749,720
               4/15/08
     710,000   First Data Corp., 4.70%, 11/1/06                          709,034
               (L)
     725,000   Hewlett-Packard Co., 5.50%,                               730,858
               7/1/07
                                                                     -----------
                                                                       2,189,612
                                                                     ===========

Electric Services (1.4%):
     785,000   Union Electric, 6.75%, 5/1/08                             813,528
                                                                     -----------
Energy (1.2%):
     650,000   FPL Group Capital, 7.625%,                                661,834
               9/15/06
                                                                     -----------
Financial Services (11.8%):
     750,000   Block Financial Corp., 8.50%,                             780,740
               4/15/07
     800,000   CIT Group, Inc., 4.00%, 5/8/08                            782,585
     575,000   Citigroup, Inc., 3.50%, 2/1/08                            559,796
     765,000   Countrywide Financial, 4.25%,                             754,350
               12/19/07 (L)
     670,000   Deluxe Corp., 3.50%, 10/1/07                              639,140
     625,000   General Electric Capital Corp.,                           616,406
               4.875%, 3/4/15 (L)
     580,000   Goldman Sachs Group, Inc.,                                608,721
               6.125%, 2/15/33
     740,000   Household Finance Corp., 7.875%,                          763,861
               3/1/07
     535,000   Southtrust Bank, 6.125%, 1/9/28                           578,515
     650,000   Wells Fargo & Co., 5.125%,                                651,352
               2/15/07
                                                                     -----------
                                                                       6,735,466
                                                                     ===========

Insurance (2.6%):
     600,000   Chubb Corp., 6.80%, 11/15/31                              679,808
     700,000   General Reinsurance Corp., 9.00%,                         798,418
               9/12/09
                                                                     -----------
                                                                       1,478,226
                                                                     ===========

Oil & Gas Exploration Services (3.3%):
     650,000   Consolidated Natural Gas, 5.375%,                         651,839
               11/1/06
     550,000   Laclede Gas Co., 6.50%, 11/15/10                          580,924
     475,000   Tosco Corp., 8.125%, 2/15/30                              640,380
                                                                     -----------
                                                                       1,873,143
                                                                     ===========

Pharmaceuticals (1.4%):
     750,000   Bristol-Myers Squibb Co., 5.75%,                          774,584
               10/1/11
                                                                     -----------

Regional Authorities (1.3%):
     735,000   Ontario Province, 3.28%, 3/28/08                          710,980
                                                                     -----------
Retail (2.2%):
     580,000   GAP Inc., 9.55%, 12/15/08                                 644,558
     590,000   Limited Brands, Inc., 6.95%, 3/1/33                       597,156
                                                                     -----------
                                                                       1,241,714
                                                                     ===========

Telecom Services (3.1%):
     500,000   Motorola, Inc., 7.50%, 5/15/25                            601,607
     600,000   Southwestern Bell Telephone Co.,                          613,893
               6.625%, 7/15/07 (L)
     550,000   Sprint Capital Corp., 6.00%,                              555,378
               1/15/07
                                                                     -----------
                                                                       1,770,878
                                                                     ===========
TOTAL CORPORATE BONDS (COST $19,188,759)                              19,402,392
                                                                     ===========

MORTGAGE-BACKED SECURITIES (40.0%):
Fannie Mae (20.2%):
   1,914,175   5.50%, 11/1/16                                          1,926,654
   1,738,923   5.00%, 5/1/18                                           1,724,376
   2,169,232   5.00%, 8/1/18                                           2,150,707
   1,525,328   5.00%, 4/1/34                                           1,480,931
   2,042,839   5.00%, 5/1/34                                           1,983,379
   2,195,361   5.25%, 5/25/35                                          2,186,195
                                                                     -----------
                                                                      11,452,242
                                                                     ===========

Freddie Mac (19.8%):
   1,960,000   4.25%, 4/15/22                                          1,931,430
   2,360,000   5.00%, 3/15/34                                          2,247,802
   2,321,136   5.50%, 6/15/35                                          2,320,547
   2,353,093   5.50%, 10/15/35                                         2,375,688
   2,344,044   5.50%, 11/15/35                                         2,328,811
                                                                     -----------
                                                                      11,204,278
                                                                     ===========
TOTAL MORTGAGE-BACKED SECURITIES (COST $22,770,306)                   22,656,520
                                                                     ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%):
Fannie Mae (4.6%):
   1,300,000   4.375%, 9/7/07                                          1,290,250
   1,325,000   4.50%, 8/4/08                                           1,315,190
                                                                     -----------
                                                                       2,605,440
                                                                     ===========

Federal Home Loan Bank (5.2%):
   1,375,000   3.50%, 11/15/07                                         1,343,928
   1,300,000   4.25%, 3/24/08                                          1,284,921
     300,000   3.75%, 8/18/09 (L)                                        290,227
                                                                     -----------
                                                                       2,919,076
                                                                     ===========

Freddie Mac (6.3%):
   1,335,000   4.375%, 1/25/10 (L)                                     1,313,572
     995,000   4.625%, 5/28/13                                           953,829
   1,325,000   4.75%, 11/17/15                                         1,315,038
                                                                     -----------
                                                                       3,582,439
                                                                     ===========
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $9,211,902)             9,106,955
                                                                     ===========

U.S. TREASURY OBLIGATIONS  (8.8%):
U.S. Treasury Bonds  (7.7%):
   1,250,000   7.50%, 11/15/16 (L)                                     1,570,118
   2,475,000   5.50%, 8/15/28 (L)                                      2,782,924
                                                                     -----------
                                                                       4,353,042
                                                                     ===========

U.S. Treasury Notes  (1.1%):
     650,000   3.75%, 3/31/07                                            644,465
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,923,077)                      4,997,507
                                                                     ===========

INVESTMENT COMPANIES (0.3%):
     173,743   Goldman Sachs Financial Square                            173,743
               Funds, Treasury Obligations Fund
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $173,743)                               173,743
                                                                     ===========

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (11.9%):
   6,748,961   Securities Lending Quality Trust                        6,748,961
                                                                     -----------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(COST $6,748,961)                                                      6,748,961
                                                                     ===========
TOTAL (COST $63,016,748) (A)                                         $63,086,078
                                                                     ===========

----------
Percentages indicated are based on net assets of $56,678,413.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $59,233 and by the amount of amortization/accretion recognized for financial reporting purposes of $256,855. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $ 611,000
Unrealized depreciation......................    (857,758)
                                                ---------
Net unrealized appreciation (depreciation)...   $(246,758)
                                                =========

(L)  All or a portion of security is on loan as of December 31, 2005.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
NEBRASKA TAX-FREE FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

  SHARES OR
  PRINCIPAL
   AMOUNT      SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
MUNICIPAL BONDS (97.5%):
Nebraska (97.5%):
   1,000,000   Dawson County, School District,                       $ 1,029,010
               MBIA, 5.35%, 12/15/26
     290,000   Dodge County, School District,                            319,798
               5.75%, 12/15/13
   1,715,000   Dodge County, School District,                          1,868,029
               MBIA, 5.45%, 12/15/15
     880,000   Dodge County, School District,                            964,471
               MBIA, 5.60%, 12/15/17
   1,000,000   Douglas County, Henry Doorly Zoo                        1,084,350
               Facility, RB, REF, 5.875%, 9/1/14
   1,000,000   Douglas County, Nebraska School                           966,450
               District, 3.00%, 11/1/10
     500,000   Douglas County, Nebraska School                           545,555
               District, 5.00%, 9/1/15
     250,000   Douglas County, School District No.                       262,645
               1, GO, REF, 5.00%, 6/15/09
   1,960,000   Douglas County, School District No.                     2,079,992
               1, Series B, GO, 5.00%, 6/15/10
     440,000   Douglas County, School District No.                       460,288
               1, Series B, GO, 4.90%, 12/15/17
     575,000   Grand Island Nebraska Sanitation                          582,078
               Sewer Revenue, 3.75%, 4/1/11
     500,000   Hasting, Electric System, RB, REF,                        526,425
               5.00%, 1/1/16
   1,000,000   Hasting, Electric System, RB, REF,                      1,045,990
               5.00%, 1/1/19
     100,000   Lancaster County Nebraska School                          100,019
               District, 4.00%, 1/15/06
     855,000   Lancaster County, Hospital                                893,201
               Authority, Bryanlgh Medical Center
               Project, Series A, RB, AMBAC,
               5.00%, 6/1/19
   1,185,000   Lancaster County, School District                       1,278,034
               No. 1, Lincoln Public School District,
               GO, 5.00%, 1/15/13
   1,480,000   Lancaster County, School District                       1,589,268
               No. 1, Lincoln Public Schools, GO,
               5.25%, 7/15/17
   1,000,000   Lancaster County, School District                       1,071,930
               No. 1, Lincoln Public Schools, GO,
               5.25%, 7/15/18
   2,000,000   Lincoln, Electric System, RB,                           2,132,600
               5.00%, 9/1/15
     500,000   Lincoln, GO, 2.80%, 6/15/11                               472,595
     500,000   Lincoln, GO, 3.00%, 6/15/12                               475,370
   2,000,000   Lincoln, Parking Facility, Series A,                    2,123,300
               RB, REF, 5.375%, 8/15/14
     815,000   Lincoln, Tax-Supported Antelope                           845,726
               Project, RB, 4.50%, 9/15/14
     855,000   Lincoln, Tax-Supported Antelope                           908,198
               Project, RB, 5.00%, 9/15/15
     110,000   Nebraska Elementary & Secondary                           103,062
               Schools, 2.45%, 7/15/09
     115,000   Nebraska Elementary & Secondary                           108,077
               Schools, 2.65%, 1/15/10

   1,000,000   Nebraska Public Power, 5.00%,                           1,073,700
               1/1/12
   1,000,000   Nebraska Public Power, 4.25%,                           1,032,140
               1/1/14
   2,000,000   Nebraska State, Educational Finance                     2,079,140
               Authority, Creighton University
               Project, Series A, RB, AMBAC, REF,
               5.00%, 9/1/09
   1,000,000   Nebraska State, Educational Finance                     1,042,680
               Authority, RB, REF, 5.15%, 4/1/22
     500,000   Nebraska State, Municipal Energy                          533,595
               Agency, Series A, RB, AMBAC, REF,
               5.00%, 4/1/14
     500,000   Nebraska State, Municipal Energy                          532,735
               Agency, Series A, RB, AMBAC, REF,
               5.00%, 4/1/15
   1,000,000   Nebraska State, Municipal Energy                        1,082,120
               Agency, Series A, RB, AMBAC, REF,
               5.25%, 4/1/16
   1,000,000   Nebraska State, Netc Facilities,                        1,025,390
               Corp., RB, 4.50%, 4/1/09
   1,000,000   Nebraska State, Utility Corp.,                          1,072,030
               Lincoln Project, RB, 5.25%, 1/1/23
     525,000   Norris Public Power Distribution                          505,780
               Nebraska Electric Revenue, 2.45%,
               1/1/09
   1,530,000   Omaha Convention Hotel Corp.,                           1,679,405
               5.50%, 4/1/14
   1,000,000   Omaha Convention Hotel Corp.,                           1,097,070
               Convention Center 1st Tier, Series A,
               RB, AMBAC, 5.50%, 4/1/16
     500,000   Omaha Public Power District, RB,                          534,140
               5.20%, 2/1/22
   1,635,000   Omaha Stadium Facilities Corp.,                         1,786,662
               Rosenblatt Stadium Project, RB,
               5.25%, 11/1/16
   1,500,000   Omaha, Douglass Public Building,                        1,585,680
               GO, 5.10%, 5/1/20
     250,000   Omaha, GO, 4.25%, 11/15/14                                259,340
   1,300,000   Omaha, GO, 4.85%, 12/1/14                               1,373,723
     385,000   Omaha, GO, 4.25%, 11/15/15                                398,802
   2,000,000   Omaha, GO, REF, 5.00%, 12/1/10                          2,127,480
   1,440,000   Omaha, GO, REF, 5.00%, 12/1/11                          1,528,056
     705,000   Omaha, GO, REF, 5.00%, 12/1/12                            748,520
   1,115,000   Omaha, Housing Authority,                               1,135,405
               Timbercreek Apartments, RB, 5.15%,
               11/20/22
     570,000   Omaha, Special Obligation,                                588,981
               Riverfront Redevelopment Project,
               Series A, RB, 4.375%, 2/1/10
     580,000   Omaha, Special Obligation,                                604,534
               Riverfront Redevelopment Project,
               Series A, RB, 4.50%, 2/1/11
   1,000,000   Papillion-La Vista, School District,                    1,025,300
               4.90%, 12/1/22
   2,000,000   Phelps County, Hospital Authority,                      2,008,540
               Phelps Memorial Health Center
               Project, Series B, RB, 4.75%, 7/1/12
   1,000,000   University of Nebraska, Deferred                        1,043,450
               Maintenance Project, RB, 5.25%,
               7/15/10
   1,000,000   University of Nebraska, Medical                         1,049,790
               Center Research Project, RB, 4.75%,
               2/15/10
                                                                     -----------
                                                                      54,390,649
                                                                     -----------
TOTAL MUNICIPAL BONDS (COST $52,938,778)                              54,390,649
                                                                     ===========

INVESTMENT COMPANIES (1.7%):
   186,991     Federated Tax-Free Trust Money                            186,991
               Market
   741,108     Goldman Sachs Financial Square                            741,109
               Funds, Tax-Free Money Market Fund                     -----------
TOTAL INVESTMENT COMPANIES (COST $928,100)                               928,100
                                                                     ===========
TOTAL (COST $53,866,878) (A)                                         $55,318,749
                                                                     ===========

----------
     Percentages indicated are based on net assets of $55,769,851.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.....................   $1,659,357
Unrealized depreciation.....................     (207,486)
                                               ----------
Net unrealized appreciation (depreciation)..   $1,451,871
                                               ==========

AMBAC American Municipal Bond Assurance Corporation
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
REF   Refunding

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
COLORADO TAX-FREE FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

    SHARES
      OR
   PRINCIPAL    SECURITY
     AMOUNT    DESCRIPTION                                              VALUE
   ---------   -----------                                              -----
MUNICIPAL BONDS (96.6%):
Colorado (96.6%):
     200,000   Adams 12 Five Star Schools                            $   202,126
               Colorado, GO, 4.00%, 12/15/15
     200,000   Adams and Weld County School                              202,992
               District No. 27J Brighton, 4.00%,
               12/1/14
     250,000   Arrowhead Metropolitan District,                          261,138
               4.65%, 12/1/14
     200,000   Arvada, Sales & Use Tax Revenue,                          196,870
               3.50%, 12/1/13
     275,000   Aspen Sales Tax Revenue, 4.125%,                          280,672
               11/1/15
     325,000   Aurora, 4.00%, 11/1/13                                    328,522
     120,000   Berthoud, Fire Protection District,                       125,484
               4.60%, 12/1/13
     350,000   Boulder County Maintenance Facility                       347,382
                Project, 3.70%, 11/1/14
     400,000   Centennial Water and Sanitation                           385,252
               District, Water & Sewer Revenue,
               3.50%, 6/15/15
     250,000   Colorado Health Facility Authority,                       247,333
               4.40%, 1/15/14
     190,000   Colorado Springs, Utility System,                         195,397
               Sub-Lien, Improvement Facilities,
               4.625%, 11/15/13
     200,000   Colorado State Board Governors                            200,482
               University Enterprise, 4.00%,
               12/1/15
     250,000   Colorado, Educational & Cultural                          258,758
               Facilities, University of Northern
               Colorado Student Housing, 4.35%,
               7/1/12
     210,000   Colorado, Water Resources & Power                         225,803
               Development Authority, Clean Water,
               5.00%, 9/1/12
      40,000   Colorado, Water Resources & Power                          42,798
               Development Authority, Clean Water,
               5.00%, 9/1/12
     300,000   Colorado, Water Resources & Power                         310,290
               Development Authority, Small Water,
               4.30%, 11/1/12
     300,000   Colorado, Water Resources & Power                         310,773
               Development Authority, Small Water,
               4.55%, 11/1/12
     150,000   Colorado, Water Resources & Power                         156,846
               Development Authority, Small Water,
               5.45%, 11/1/12
     300,000   Denver (City & County), Board                             309,405
               Water Commission, 4.30%, 9/1/12
     300,000   Denver (City & County), School                            303,033
               District, 4.00%, 12/1/14
     300,000   Denver, Convention Center, XLCA,                          281,541
               3.25%, 12/1/14
     200,000   Eagle Garfield & Routt County                             215,000
               Colorado School, GO, 4.75%,
               12/1/18

     100,000   El Paso County, School District,                          100,664
               MBIA, 3.75%, 12/1/12
     230,000   El Paso County, School District,                          229,131
               MBIA, 3.75%, 12/15/14
     250,000   El Paso County, School District,                          264,103
               SAW, 5.00%, 12/1/16
     150,000   Fort Collins, Stormwater Utility                          154,472
               Enterprise, Storm Drain, Refunding &
               Improvement, 5.00%, 12/1/10
     250,000   Fremont County, School District,                          253,380
               4.00%, 12/1/14
     100,000   Golden, Sales & Use Tax Revenue,                          106,111
               Improvement, 4.80%, 12/1/12
     300,000   Golden, Sales & Use Tax Revenue,                          326,595
               Improvement, 5.375%, 12/1/15
     200,000   Highlands Ranch, Metro District No.                       216,088
               2, Colorado, 5.00%, 6/15/15
     300,000   Jefferson County Municipal, 3.50%,                        292,140
               12/1/14
     300,000   Jefferson County Open Space Sales                         291,051
                Tax Revenue, 3.50%, 11/1/14
     250,000   Lakewood, Sales & Use Tax                                 257,270
               Revenue, 4.65%, 12/1/11
     250,000   Pueblo Colorado Board Waterworks                          255,158
               Water Revenue, 4.125%, 11/1/15
     300,000   Pueblo County, School District No.                        308,979
               070, FGIC, 4.30%, 12/1/13
     200,000   Regional Transportation Sales Tax                         218,310
               Revenue, 5.00%, 11/1/15
     200,000   Routt County, School District,                            202,992
               4.00%, 12/1/14
     200,000   Summit County, School District,                           202,992
               4.00%, 12/1/14
     130,000   Teller County, Library District,                          136,917
               AMBAC, 4.65%, 12/1/12
     300,000   Thornton, Sales & Use Tax                                 318,150
               Revenue, FSA, 5.00%, 9/1/14
     300,000   University Colorado Enterprise                            314,028
               Revenue Bonds, 4.50%, 6/1/13
      50,000   Wray, Community Hospital District,                         50,002
               4.65%, 10/15/07
     250,000   Wray, Community Hospital District,                        250,013
               4.95%, 10/15/10
                                                                     -----------
                                                                      10,136,443
                                                                     -----------
TOTAL MUNICIPAL BONDS (COST $10,033,051)                              10,136,443
                                                                     ===========

INVESTMENT COMPANIES  (3.2%):
     334,272   Goldman Sachs Financial Square                            334,272
               Funds, Tax-Free Money Market Fund
                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $334,272)                               334,272
                                                                     -----------
TOTAL (COST $10,367,323) (A)                                         $10,470,715
                                                                     ===========

----------
Percentages indicated are based on net assets of $10,491,547.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $182,054
Unrealized depreciation......................    (78,662)
                                                --------
Net unrealized appreciation (depreciation)...   $103,392
                                                ========

AMBAC American Municipal Bond Assurance Corporation
FSA   Financial Security Assurance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
SAW   St Aid Withholding
XLCA  XL Capital

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
BALANCED FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

    SHARES
      OR
   PRINCIPAL    SECURITY
     AMOUNT    DESCRIPTION                                              VALUE
   ---------   -----------                                              -----
COMMON STOCKS (72.3%):

Aerospace & Defense (1.5%):
       6,000   Alliant Techsystems, Inc. (b) (L)                     $   457,020
                                                                     -----------
Air Courier Services (1.3%):
       4,000   Fedex Corp.                                               413,560
                                                                     -----------
Automotive (1.1%):
       5,000   Paccar, Inc.                                              346,150
                                                                     -----------
Biotechnology (1.4%):
      10,000   Biogen Idec, Inc. (b)                                     453,300
                                                                     -----------
Building & Construction (4.0%):
      19,000   Chicago Bridge and Iron Co. - ADR                         478,990
      10,000   Hovnanian Enterprises Inc., Class A (b) (L)               496,400
       8,000   Toll Brothers, Inc. (b)                                   277,120
                                                                     -----------
                                                                       1,252,510
                                                                     ===========
Chemicals (4.2%):
       8,000   Praxair, Inc.                                             423,680
       7,000   Sigma-Aldrich Corp.                                       443,030
      10,000   The Scotts Miracle-Gro Co., Class A                       452,400
                                                                     -----------
                                                                       1,319,110
                                                                     ===========
Commercial Banks (2.8%):
      14,000   Commerce Bancorp, Inc. (L)                                481,740
       7,000   Wintrust Financial Corp.                                  384,300
                                                                     -----------
                                                                         866,040
                                                                     ===========
Communications (1.9%):
       5,000   L-3 Communications Holdings, Inc.                         371,750
       7,500   Univision Communications, Inc.,                           220,425
                                                                     -----------
               Class A (b)
                                                                         592,175
                                                                     ===========
Entertainment & Leisure (2.7%):
       8,000   Carnival Corp.                                            427,760
       6,000   Harrah's Entertainment, Inc.                              427,740
                                                                     -----------
                                                                         855,500
                                                                     ===========
Environmental Services (1.1%):
      10,000   Waste Connections, Inc. (b) (L)                           344,600
                                                                     -----------
Food & Beverage (3.0%):
      24,000   Constellation Brands, Inc., Class A (b)                   629,520
      12,000   United Natural Foods, Inc. (b) (L)                        316,800
                                                                     -----------
                                                                         946,320
                                                                     ===========
Healthcare - Services (1.5%):
       5,000   Cerner Corp. (b) (L)                                      454,550
                                                                     -----------
Industrial (1.7%):
       8,000   Nucor Corp.                                               533,760
                                                                     -----------
Information Technology Services (4.7%):
       6,000   Affiliated Computer Services Inc.,Class A (b)             355,080
       7,000   Checkfree Corp. (b)                                       321,300
       7,000   Cognizant Technology Solutions Corp. (b)                  352,450
      10,000   Fiserv, Inc. (b)                                          432,700
                                                                     -----------
                                                                       1,461,530
                                                                     ===========

Insurance (4.6%):
      10,000   AFLAC, Inc.                                               464,200
       5,000   Ambac Financial Group, Inc.                               385,300
       3,500   Everest Re Group Ltd.                                     351,225
       4,000   UnitedHealth Group, Inc.                                  248,560
                                                                     -----------
                                                                       1,449,285
                                                                     ===========
Internet Security (1.0%):
      17,000   Symantec Corp. (b)                                        297,500
                                                                     -----------
Management Services (1.1%):
       4,000   The Corporate Executive Board Co.                         358,800
                                                                     -----------
Manufacturing - Diversified (5.1%):
      15,000   Aviall, Inc.(b)                                           432,000
       7,000   Danaher Corp.                                             390,460
       4,500   Eaton Corp.                                               301,905
       5,000   Illinois Tool Works, Inc.                                 439,950
                                                                     -----------
                                                                       1,564,315
                                                                     ===========
Medical Products (4.8%):
      12,000   Biomet, Inc. (L)                                          438,840
       7,000   Fisher Scientific International, Inc. (b)                 433,020
       4,800   Stryker Corp.                                             213,264
      15,000   VCA Antech, Inc. (b)                                      423,000
                                                                     -----------
                                                                       1,508,124
                                                                     ===========
Medical Services (1.2%):
      12,000   Medicis Pharmaceutical Corp., Class A                     384,600
                                                                     -----------
Motorcycles (1.3%):
       8,000   Harley-Davidson, Inc. (L)                                 411,920
                                                                     -----------
Oil & Gas Exploration Services (2.7%):
       5,000   Apache Corp.                                              342,600
      10,000   Valero Energy Corp.                                       516,000
                                                                     -----------
                                                                         858,600
                                                                     ===========
Pharmaceuticals (1.3%):
      10,000   Forest Laboratories, Inc. (b)                             406,800
                                                                     -----------
Railroads (1.7%):
      12,000   Norfolk Southern Corp.                                    537,960
                                                                     -----------
Recreational Vehicles (1.3%):
      10,000   Thor Industries, Inc. (L)                                400,700
                                                                     -----------
Restaurants (1.0%):
      10,000   Starbucks Corp. (b)                                      300,100
                                                                     -----------
Retail (4.0%):
      10,000   Best Buy Co., Inc.                                       434,800
       8,000   Jos. A. Bank Clothiers, Inc. (b) (L)                     347,280
       7,000   Lowe's Companies, Inc.                                   466,620
                                                                     -----------
                                                                       1,248,700
                                                                     ===========
Semiconductor Equipment (1.4%):
       8,000   Marvell Technology Group Ltd. - ADR (b)                   448,720
                                                                     -----------
Software (4.4%):
      15,000   Adobe Systems, Inc.                                       554,400
      15,000   Citrix Systems, Inc. (b)                                  431,700
      20,000   Jack Henry & Associates, Inc. (L)                         381,600
                                                                     -----------
                                                                       1,367,700
                                                                     ===========
Textile - Apparel (0.9%):
       8,000   Coach, Inc. (b)                                           266,720
                                                                     -----------
Transportation (1.6%):
      12,000   Landstar System, Inc.                                     500,880
                                                                     -----------
TOTAL COMMON STOCKS (COST $16,134,741)                                22,607,549
                                                                     ===========

CORPORATE BONDS (0.9%):
Financial Services (0.9%):
     250,000   Ford Motor Credit Co., 7.375%, 2/1/11                     219,130
      75,000   Ford Motor Credit Co., 7.00%, 10/1/13                      64,084
                                                                     -----------
TOTAL CORPORATE BONDS (COST $319,860)                                    283,214
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.1%):
Fannie Mae (2.3%):
     125,000   7.25%, 1/15/10 (L)                                        136,198
     600,000   4.625%, 10/15/14                                          592,929
                                                                     -----------
                                                                         729,127
                                                                     ===========
Federal Home Loan Bank (2.4%):
     750,000   4.625%, 11/21/08                                          748,179
                                                                     -----------
Freddie Mac (2.4%):
     750,000   5.125%, 10/15/08                                          757,734
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,232,957)             2,235,040
                                                                     ===========
U.S. TREASURY OBLIGATIONS (17.9%):
U.S. Treasury Notes (17.9%):
   1,500,000   3.50%, 5/31/07 (L)                                      1,481,132
   1,050,000   5.00%, 8/15/11 (L)                                      1,083,755
     550,000   4.875%, 2/15/12 (L)                                       564,674
     250,000   4.375%, 8/15/12 (L)                                       249,971
     750,000   4.00%, 11/15/12 (L)                                       733,858
     500,000   4.25%, 8/15/13                                            495,528
   1,000,000   4.25%, 11/15/13 (L)                                       990,469
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,634,813)                      5,599,387
                                                                     ===========
INVESTMENT COMPANIES (1.5%):
     461,129   Goldman Sachs Financial Square Funds, Treasury
               Obligations Fund                                          461,129
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $461,129)                               461,129
                                                                     ===========
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES (27.1%):
   8,476,263   Securities Lending Quality Trust                        8,476,263
                                                                     -----------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $8,476,263)                                                   8,476,263
                                                                     -----------
TOTAL (COST $33,259,763) (A)                                         $39,662,582
                                                                     ===========

----------
Percentages indicated are based on net assets of $31,278,266.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $6,691,558
Unrealized depreciation......................     (288,739)
                                                ----------
Net unrealized appreciation (depreciation)...   $6,402,819
                                                ==========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan as of December 31, 2005.

ADR  American Depository Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
CORE EQUITY FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

                 SECURITY
   SHARES      DESCRIPTION                                              VALUE
   ------      -----------                                              -----
COMMON STOCKS (96.1%):
Advertising (1.8%):
      21,600   Omnicom Group, Inc.                                  $  1,838,808
                                                                    ------------
Banks (6.8%):
      45,700   Bank of America Corp.                                   2,109,055
      32,500   BB&T Corp.                                              1,362,075
      18,400   Fifth Third Bancorp                                       694,048
      30,300   J.P. Morgan Chase & Co.                                 1,202,607
      41,300   National City Corp.                                     1,386,441
                                                                    ------------
                                                                       6,754,226
                                                                    ============
Broadcasting (2.8%):
      45,900   Gannett Co., Inc.                                       2,780,163
                                                                    ------------
Chemicals (1.8%):
      30,300   Air Products & Chemicals, Inc.                          1,793,457
                                                                    ------------
Communications (2.5%):
      38,100   AT&T, Inc.                                                933,069
      51,000   Verizon Communications, Inc.                            1,536,120
                                                                    ------------
                                                                       2,469,189
                                                                    ============
Computer Products (12.1%):
      30,300   Dell, Inc. (b)                                            908,697
     144,600   Hewlett-Packard Co.                                     4,139,898
      12,800   International Business Machines Corp.                   1,052,160
      94,800   Microsoft Corp.                                         2,479,020
      83,000   NCR Corp. (b)                                           2,817,020
      49,000   Vishay Intertechnology, Inc. (b)                          674,240
                                                                    ------------
                                                                      12,071,035
                                                                    ============
Containers & Packaging (2.4%):
      80,800   Sonoco Products Co. (L)                                 2,375,520
                                                                    ------------
Cosmetics & Toiletries (1.9%):
      32,600   Kimberly-Clark Corp.                                    1,944,590
                                                                    ------------
Data Processing (2.4%):
      55,000   First Data Corp.                                        2,365,550
                                                                    ------------
Electrical Equipment (3.0%):
      40,300   Emerson Electric Co.                                    3,010,410
                                                                    ------------
Energy (2.1%):
      10,100   DTE Energy Company                                        436,219
      16,300   Southern Co. (L)                                          562,839
      61,700   XCEL Energy, Inc. (L)                                   1,138,982
                                                                    ------------
                                                                       2,138,040
                                                                    ============
Financial Services (2.5%):
      21,800   Fannie Mae                                              1,064,058
      59,500   H & R Block, Inc.                                       1,460,725
                                                                    ------------
                                                                       2,524,783
                                                                    ============
Food, Beverages & Tobacco (6.6%):
      64,000   H.J. Heinz Co.                                          2,158,080
      42,100   Kraft Foods, Inc. (L)                                   1,184,694
      55,200   PepsiCo, Inc.                                           3,261,216
                                                                    ------------
                                                                       6,603,990
                                                                    ============
Household Products (3.3%):
      14,600   3M Co.                                                  1,131,500
      92,500   Newell Rubbermaid, Inc. (L)                             2,199,650
                                                                    ------------
                                                                       3,331,150
                                                                    ============

Insurance (8.9%):
      28,300   American International Group, Inc.                      1,930,909
      39,600   Chubb Corp.                                             3,866,940
      54,700   SAFECO Corp.                                            3,090,550
                                                                    ------------
                                                                       8,888,399
                                                                    ============
Machinery (6.3%):
      87,200   Ingersoll Rand Company Ltd. -  Class A                  3,520,264
      41,900   Parker Hannifin Corp.                                   2,763,724
                                                                    ------------
                                                                       6,283,988
                                                                    ============
Medical Services (10.2%):
      78,000   Abbott Laboratories                                     3,075,540
      10,800   Becton, Dickinson & Company                               648,864
      39,700   Boston Scientific Corp. (b)                               972,253
      45,700   Bristol-Myers Squibb Company                            1,050,186
      24,200   Medtronic, Inc.                                         1,393,194
      40,300   Pfizer, Inc.                                              939,796
      31,400   Zimmer Holdings, Inc. (b)                               2,117,616
                                                                    ------------
                                                                      10,197,449
                                                                    ============
Oil & Gas Exploration Services (10.8%):
      40,500   Burlington Resources, Inc.                              3,491,100
      57,000   ChevronTexaco Corp.                                     3,235,890
      38,800   Exxon Mobil Corp.                                       2,179,396
      27,800   Transocean, Inc. (b)                                    1,937,382
                                                                    ------------
                                                                      10,843,768
                                                                    ============
Real Estate Investment Trusts (1.8%):
      46,500   Equity Residential Properties Trust                     1,819,080
                                                                    ------------
Retail (2.6%):
      26,100   Office Depot, Inc. (b)                                    819,540
      13,200   Target Corp.                                              725,604
      46,500   TJX Co., Inc.                                           1,080,195
                                                                    ------------
                                                                       2,625,339
                                                                    ============
Toys & Games (1.1%):
      68,525   Mattel, Inc.                                            1,084,066
                                                                    ------------
Transportation (2.4%):
      29,700   Union Pacific Corp.                                     2,391,147
                                                                    ------------
TOTAL COMMON STOCKS (COST $65,386,950)                                96,134,147
                                                                    ============
INVESTMENT COMPANIES (3.8%):
   3,822,466   Goldman Sachs Financial Square                          3,822,466
               Funds, Treasury Obligations Fund
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $3,822,466)                           3,822,466
                                                                    ============

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(7.5%):
   7,462,195   Securities Lending Quality Trust                        7,462,195
                                                                    ------------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST
$7,462,195)                                                            7,462,195
                                                                    ============
TOTAL (COST $76,671,611) (A)                                        $107,418,808
                                                                    ============

----------
Percentages indicated are based on net assets of $100,041,132.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $302,834. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $32,834,350
Unrealized depreciation......................    (2,389,987)
                                                -----------
Net unrealized appreciation (depreciation)...   $30,444,363
                                                ===========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan as of December 31, 2005.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
GROWTH OPPORTUNITIES FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

                 SECURITY
   SHARES      DESCRIPTION                                              VALUE
   ------      -----------                                              -----
COMMON STOCKS (98.9%):

Aerospace & Defense (3.0%):
      27,900   Alliant Techsystems, Inc. (b)(L)                      $ 2,125,143
                                                                     -----------
Air Courier Services (2.5%):
      17,000   Fedex Corp.                                             1,757,630
                                                                     -----------
Automotive (2.0%):
      20,000   Paccar, Inc.                                            1,384,600
                                                                     -----------
Biotechnology (2.6%):
      40,000   Biogen Idec, Inc. (b)                                   1,813,200
                                                                     -----------
Building & Construction (5.7%):
      60,000   Chicago Bridge and Iron Co. - ADR                       1,512,600
      30,000   Hovnanian Enterprises Inc., Class A (b) (L)             1,489,200
      30,000   Toll Brothers, Inc. (b)                                 1,039,200
                                                                     -----------
                                                                       4,041,000
                                                                     ===========

Chemicals (5.8%):
      30,000   Praxair, Inc.                                           1,588,800
      24,000   Sigma-Aldrich Corp.                                     1,518,960
      23,000   The Scotts Miracle-Gro Co., Class A                     1,040,520
                                                                     -----------
                                                                       4,148,280
                                                                     ===========

Commercial Banks (3.9%):
      40,000   Commerce Bancorp, Inc. (L)                              1,376,400
      25,000   Wintrust Financial Corp. (L)                            1,372,500
                                                                     -----------
                                                                       2,748,900
                                                                     ===========

Communications (2.0%):
      19,000   L-3 Communications Holdings, Inc.                       1,412,650
                                                                     -----------
Entertainment & Leisure (3.6%):
      17,000   Carnival Corp.                                            908,990
      23,000   Harrah's Entertainment, Inc.                            1,639,670
                                                                     -----------
                                                                       2,548,660
                                                                     ===========

Environmental Services (1.8%):
      37,000   Waste Connections, Inc. (b) (L)                         1,275,020
                                                                     -----------
Food & Beverage (4.1%):
      60,000   Constellation Brands, Inc., Class A (b)                 1,573,800
      50,000   United Natural Foods, Inc. (b) (L)                      1,320,000
                                                                     -----------
                                                                       2,893,800
                                                                     ===========

Healthcare - Services (1.3%):
      10,000   Cerner Corp. (b)                                          909,100
                                                                     -----------
Industrial (2.4%):
      25,000   Nucor Corp.                                             1,668,000
                                                                     -----------
Information Technology Services (8.5%):
      25,000   Affiliated Computer Services Inc., Class A (b)          1,479,500
      35,000   Checkfree Corp. (b)                                     1,606,500
      25,000   Cognizant Technology Solutions  Corp. (b)               1,258,750
      40,000   Fiserv, Inc. (b)                                        1,730,800
                                                                     -----------
                                                                       6,075,550
                                                                     ===========

Insurance (3.1%):

      12,000   Everest Re Group Ltd.                                   1,204,200
      22,000   Triad Guaranty, Inc. (b) (L)                              967,780
                                                                     -----------
                                                                       2,171,980
                                                                     ===========

Internet Security (1.4%):
      57,200   Symantec Corp. (b)                                      1,001,000
                                                                     -----------
Management Services (1.5%):
      12,000   The Corporate Executive Board Co.                       1,076,400
                                                                     -----------
Manufacturing - Diversified (7.8%):
      50,000   Aviall, Inc. (b) (L)                                    1,440,000
      25,000   Danaher Corp.                                           1,394,500
      15,000   Eaton Corp.                                             1,006,350
      20,000   Illinois Tool Works, Inc.                               1,759,800
                                                                     -----------
                                                                       5,600,650
                                                                     ===========

Medical Products (6.2%):
      40,000   Biomet, Inc.                                            1,462,800
      22,000   Fisher Scientific International, Inc. (b)               1,360,920
      16,000   Stryker Corp.                                             710,880
      30,000   VCA Antech, Inc. (b)                                      846,000
                                                                     -----------
                                                                       4,380,600
                                                                     ===========

Motorcycles (1.8%):
      25,000   Harley-Davidson, Inc. (L)                               1,287,250
                                                                     -----------

Oil & Gas Exploration Services (3.8%):
      20,000   Apache Corp.                                            1,370,400
      26,000   Valero Energy Corp.                                     1,341,600
                                                                     -----------
                                                                       2,712,000
                                                                     ===========

Pharmaceuticals (2.1%):
      36,000   Forest Laboratories, Inc. (b)                           1,464,480
                                                                     -----------

Railroads (2.9%):
      45,500   Norfolk Southern Corp.                                  2,039,765
                                                                     -----------

Recreational Vehicles (2.0%):
      35,000   Thor Industries, Inc. (L)                               1,402,450
                                                                     -----------

Restaurants (1.7%):
      40,800   Starbucks Corp. (b)                                     1,224,408
                                                                     -----------

Retail (3.4%):
      27,000   Best Buy Co., Inc.                                      1,173,960
      29,000   Jos. A. Bank Clothiers, Inc. (b) (L)                    1,258,890
                                                                     -----------
                                                                       2,432,850
                                                                     ===========

Semiconductor Equipment (1.6%):
      20,000   Marvell Technology Group Ltd. -  ADR (b)                1,121,800
                                                                     -----------

Software (6.6%):
      45,000   Adobe Systems, Inc.                                     1,663,200
      58,000   Citrix Systems, Inc. (b)                                1,669,240
      75,000   Jack Henry & Associates, Inc. (L)                       1,431,000
                                                                     -----------
                                                                       4,763,440
                                                                     ===========
Textile - Apparel (1.4%):
      30,000   Coach, Inc. (b)                                         1,000,200
                                                                     -----------
Transportation (2.4%):
      40,000   Landstar System, Inc.                                   1,669,600
                                                                     -----------
TOTAL COMMON STOCKS (COST $47,345,183)                                70,150,406
                                                                     ===========

INVESTMENT COMPANIES (1.1%):
     791,251   Goldman Sachs Financial Square                            791,251
               Funds, Treasury Obligations Fund                      -----------

TOTAL INVESTMENT COMPANIES (COST $791,251)                               791,251
                                                                     ===========

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (12.3%):

   8,749,975   Securities Lending Quality Trust                        8,749,975
                                                                     -----------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES             8,749,975
(COST $8,749,975) ,                                                  ===========

TOTAL (COST $56,886,409) (A)                                         $79,691,632
                                                                     ===========

----------
Percentages indicated are based on net assets of $70,943,049.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $23,352,017
Unrealized depreciation......................      (546,794)
                                                -----------
Net unrealized appreciation (depreciation)...   $22,805,223
                                                ===========

(b)  Non-income producing securities.

(L) All or a portion of security is on loan as of December 31, 2005.

ADR American Depository Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
SMALL COMPANY FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

                  SECURITY
     SHARES     DESCRIPTION                                             VALUE
     ------     -----------                                             -----
COMMON STOCKS (98.7%):
Automotive (1.1%):
       16,100   Clarcor, Inc. (L)                                    $   478,331
                                                                     -----------
Banks (10.9%):
       24,600   Bancorpsouth, Inc. (L)                                   542,922
       63,050   Bank Mutual Corp. (L)                                    668,330
       21,800   Cullen/Frost Bankers, Inc.                             1,170,224
       20,000   Gold Banc Corp., Inc.                                    364,400
       13,700   Greater Bay Bancorp                                      350,994
       16,059   National Penn Bancshares, Inc. (L)                       305,919
       16,500   United Bankshares, Inc. (L)                              581,460
       25,100   Wilmington Trust Corp.                                   976,641
                                                                     -----------
                                                                       4,960,890
                                                                     ===========

Chemicals (3.3%):
       21,500   Albemarle Corp. (L)                                      824,525
       22,000   Arch Chemicals, Inc.                                     657,800
                                                                     -----------
                                                                       1,482,325
                                                                     ===========

Computer Products (2.4%):
       23,600   Avocent Corp. (b)                                        641,684
       15,100   Transaction Systems Architects,                          434,729
                Inc., Class A (b)
                                                                     -----------
                                                                       1,076,413
                                                                     ===========

Containers & Packaging (1.4%):
       16,200   Ball Corp.                                               643,464
                                                                     -----------
Diversified Manufacturing (11.7%):
       17,600   Barnes Group, Inc. (L)                                   580,800
       13,600   Ennis, Inc. (L)                                          247,112
       16,000   Modine Manufacturing Co. (L)                             521,440
       16,100   Teleflex, Inc.                                         1,046,178
       27,100   Trinity Industries, Inc. (L)                           1,194,297
       21,200   Valmont Industries, Inc.                                 709,352
       52,300   Worthington Industries, Inc.                           1,004,683
                                                                     -----------
                                                                       5,303,862
                                                                     ===========

Electrical Components & Equipment (3.3%):
       63,752   Entegris, Inc. (b)                                       600,544
        8,800   Hubbell, Inc., Class B                                   397,056
       18,600   Littlefuse, Inc. (b)                                     506,850
                                                                     -----------
                                                                       1,504,450
                                                                     ===========

Financial Services (0.8%):
        7,400   ASTA Funding, Inc. (L)                                   202,316
        3,200   Fair Isaac Corp.                                         141,344
                                                                     -----------
                                                                         343,660
                                                                     ===========

Food, Beverages & Tobacco (5.7%):
       33,900   Corn Products International, Inc.                        809,871
       13,700   Lance, Inc.                                              255,231
       12,000   Molson Coors Brewing Company                             803,880
       26,900   Sensient Technologies Corp.                              481,510
        5,700   Weis Markets, Inc. (L)                                   245,328
                                                                     -----------
                                                                       2,595,820
                                                                     ===========

Home Furnishings (0.5%):
        5,700   Ethan Allen Interiors, Inc. (L)                          208,221
                                                                     -----------

Household Products (2.3%):
       16,400   Church & Dwight Co., Inc.                                541,692
       19,400   WD-40 Co.                                                509,444
                                                                     -----------
                                                                       1,051,136
                                                                     ===========

Insurance (2.3%):
       22,900   Arthur J. Gallagher & Co. (L)                            707,152
        7,000   First American Corp.                                     317,100
                                                                     -----------
                                                                       1,024,252
                                                                     ===========

Machinery (5.6%):
       18,200   Engineered Support Systems, Inc.                         757,848
       29,800   Stewart & Stevenson Services, Inc.                       629,674
                (L)
       11,000   Tecumseh Products Co., Class A                           252,010
                (L)
       17,000   Tennant Co. (L)                                          884,000
                                                                     -----------
                                                                       2,523,532
                                                                     ===========

Medical Services (12.0%):
        8,000   Cambrex Corp. (L)                                        150,160
        7,700   Conor Medsystems, Inc. (b) (L)                           148,995
       11,000   Datascope Corp. (L)                                      363,550
        8,300   Edwards Lifesciences Corp. (b)                           345,363
       56,000   K-V Pharmaceutical Co., Class A (b)                    1,153,600
                (L)
        4,200   Kyphon, Inc. (b) (L)                                     171,486
        9,100   Medicis Pharmaceutical Corp., Class                      291,655
                A
       37,500   Steris Corp.                                             938,250
       19,700   SuperGen, Inc. (b) (L)                                    99,485
       36,300   West Pharmaceutical Services, Inc.                       908,589
                (L)
       36,500   Zoll Medical Corp. (b) (L)                               919,435
                                                                     -----------
                                                                       5,490,568
                                                                     ===========

Networking Products (0.7%):
       10,300   Safenet, Inc. (b)                                        331,866
                                                                     -----------
Paper Products (1.6%):
       50,300   Glatfelter                                               713,757
                                                                     -----------
Petroleum Refining (7.5%):
       14,000   Newfield Exploration Co. (b)                             700,980
       39,900   St. Mary Land & Exploration Co. (L)                    1,468,719
       28,200   Tidewater, Inc. (L)                                    1,253,772
                                                                     -----------
                                                                       3,423,471
                                                                     ===========

Printing & Publishing (2.2%):
       67,500   Journal Register Co. (L)                               1,009,125
                                                                     -----------
Real Estate Investment Trusts (1.2%):
        6,200   Home Properties of New York, Inc.                        252,960
        6,600   Mack-Cali Realty Corp.                                   285,120
                                                                     -----------
                                                                         538,080
                                                                     ===========

Retail (9.7%):
       12,000   Ann Taylor Stores Corp. (b)                              414,240
       64,800   Casey's General Stores, Inc.                           1,607,040
       20,700   Christopher & Banks Corp. (L)                            388,746
       46,100   Hasbro, Inc.                                             930,298
       36,200   J. Jill Group, Inc. (b)                                  688,886
       19,500   Paxar Corp. (b)                                          382,785
                                                                     -----------
                                                                       4,411,995
                                                                     ===========

Semiconductors (3.2%):
       79,500   Kemet Corp. (b) (L)                                      562,065
        9,300   Park Electrochemical Corp. (L)                           241,614
       64,000   SBS Technologies, Inc. (b)                               644,480
                                                                     -----------
                                                                       1,448,159
                                                                     ===========

Telecommunication (0.7%):
        7,388   West Corp. (b)                                           311,404
                                                                     -----------

Transportation (2.4%):
       55,600   Werner Enterprises, Inc.                               1,095,320
                                                                     -----------

Utilities (6.2%):
       12,100   Black Hills Corp. (L)                                    418,781
       20,200   IDACORP, Inc. (L)                                        591,860
       30,300   OGE Energy Corp.                                         811,737
       17,900   WPS Resources Corp.                                      990,049
                                                                     -----------
                                                                       2,812,427
                                                                     ===========

TOTAL COMMON STOCKS (COST $32,251,112)                                44,782,528
                                                                     ===========

INVESTMENT COMPANIES (1.3%):
      584,885   Goldman Sachs Financial Square                           584,885
                Funds, Treasury Obligations Fund
                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $584,885)                               584,885
                                                                     ===========

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(28.1%):
   12,763,369   Securities Lending Quality Trust                      12,763,369
                                                                     -----------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (COST $12,763,369)                                         12,763,369
                                                                     ===========
TOTAL (COST $45,599,366) (A)                                         $58,130,782
                                                                     ===========

----------
Percentages indicated are based on net assets of $45,363,398.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $454,753. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................   $13,835,459
Unrealized depreciation.......................    (1,758,796)
                                                 -----------
Net unrealized appreciation (depreciation)....   $12,076,663
                                                 ===========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan as of December 31, 2005.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

                 SECURITY
     SHARES    DESCRIPTION                                              VALUE
     ------    -----------                                              -----
FOREIGN STOCK (94.4%):
Australia (2.9%):
      31,100   BHP Billiton, Ltd.                                    $   518,545
      19,351   QBE Insurance Group, Ltd.                                 277,975
       9,556   Rio Tinto, Ltd.                                           483,249
                                                                     -----------
                                                                       1,279,769
                                                                     ===========

Austria (0.6%):
       7,044   Wienerberger AG                                          281,823
                                                                     -----------
Finland (0.7%):
      17,510   Nokia OYJ                                                 320,225
                                                                     -----------
France (7.6%):
      12,923   Axa                                                       416,994
       6,658   BNP Paribas                                               538,671
       9,492   Publicis Groupe                                           330,328
       3,353   Renault SA                                                273,460
       4,163   Sanofi-Aventis SA                                         364,652
       4,310   Societe Generale                                          530,071
       3,535   Total SA                                                  887,924
                                                                     -----------
                                                                       3,342,100
                                                                     ===========

Germany (7.0%):
       2,652   Allianz AG                                                401,656
       4,493   BASF AG                                                   344,257
       4,088   Deutsche Bank AG                                          396,698
       3,256   E.ON AG                                                   337,081
       8,198   Hannover Rueckversicherungs                               289,566
         412   Porsche AG                                                295,488
       1,822   SAP AG                                                    330,363
       4,677   Siemens AG                                                400,652
       6,840   Titan Cement Co.                                          279,329
                                                                     -----------
                                                                       3,075,090
                                                                     ===========

Hong Kong (2.0%):
     120,000   Agile Property Holdings, Ltd. (b)                          58,039
      37,000   Cheung Kong (Holdings), Ltd.                              379,621
     116,000   Intergrated Distribution Services Group, Ltd.             131,658
     556,000   Midland Holdings, Ltd.                                    286,842
                                                                     -----------
                                                                         856,160
                                                                     ===========

Ireland (2.1%):
      14,401   DCC Plc                                                   308,540
      13,989   Irish Life & Permanent Plc                                285,804
      30,821   Ryanair Holdings Plc (b)                                  302,807
                                                                     -----------
                                                                         897,151
                                                                     ===========

Italy (2.0%):
      25,441   Bulgari S.P.A.                                            283,979
      24,764   Mediaset                                                  262,352
      47,927   Unicredito Italiano SPA                                   330,176
                                                                     -----------
                                                                         876,507
                                                                     ===========

Japan (20.7%):
      12,900   Ahresty Corp. (b)                                         296,464
       7,500   Astellas Pharma Inc.                                      292,571
       8,600   CANON, Inc.                                               503,223
       9,400   Honda Motor Co., Ltd.                                     536,482
       8,400   Hoya Corp.                                                302,035
       1,300   Keyence Corp.                                             369,869

      26,000   KOMATSU, Ltd.                                             430,173
      38,000   Kubota Corp.                                              319,352
      72,000   Marubeni Corp.                                            386,499
          50   Mitsubishi Tokyo Financial Group, Inc.                    678,426
      19,000   Mitsui Fudosan Co., Ltd.                                  385,897
          78   Mizuho Financial Group, Inc.                              619,132
      25,500   Nikko Cordial Corporation                                 403,952
       1,550   OBIC Co., Ltd.                                            341,494
       1,700   Orix Corp.                                                433,217
      25,000   Sharp Corp.                                               380,343
       2,000   SMC Corp.                                                 285,787
          41   Sumitomo Mitsui Financial Group, Inc.                     434,617
       6,100   Takeda Chemical Industries, Ltd.                          330,037
      17,500   Toyota Motor Corp.                                        908,244
       3,100   Yamada Denki Co., Ltd.                                    388,026
                                                                     -----------
                                                                       9,025,840
                                                                     ===========

Netherlands (3.1%):
      13,073   ABN Amro Holding NV                                       341,831
      17,709   Aegon N.V.                                                288,229
      13,333   ING Groep NV                                              462,420
       6,557   Randstad Holding NV                                       284,770
                                                                     -----------
                                                                       1,377,250
                                                                     ===========

Norway (1.1 %):
      12,282   Statoil ASA                                               282,265
      32,065   Tandberg ASA                                              196,353
                                                                     -----------
                                                                         478,618
                                                                     ===========

Singapore (3.4%):
     458,000   Bio-Treat Technology, Ltd.                                308,640
     551,000   China Sky Chemical Fibre Co., Ltd.(b)                     182,341
     295,000   Goodpack, Ltd.                                            301,745
     406,000   Raffles Education Corp, Ltd.                              410,397
     694,000   Tat Hong Holdings, Ltd.                                   279,771
                                                                     -----------
                                                                       1,482,894
                                                                     ===========

South Korea (3.4%):
       8,597   Hyundai Motor Company, Ltd. - GDR                         413,755
       5,219   Kookmin Bank - ADR                                        389,911
       1,266   Samsung Electronics - GDR                                 417,147
      12,900   SK Telecom Co., Ltd. - ADR                                261,741
                                                                     -----------
                                                                       1,482,554
                                                                     ===========

Spain (1.8%):
      24,127   Banco Bilbao Vizcaya SA                                   430,671
      24,769   Telefonica SA                                             372,645
                                                                     -----------
                                                                         803,316
                                                                     ===========

Sweden (0.7%):
      21,015   AB SKF, Class B                                           295,151
                                                                     -----------
Switzerland (7.7%):
      35,035   ABB, Ltd. (b)                                             340,055
       8,865   Credit Suisse Group                                       452,158
       1,531   Nestle SA                                                 458,041
      12,638   Novartis AG                                               664,322
       2,799   Roche Holding AG                                          420,404
       7,355   UBS AG                                                    700,450
       1,583   Zurich Financial Services AG                              337,424
                                                                     -----------
                                                                       3,372,854
                                                                     ===========

Taiwan (1.5%):
      28,550   Hon Hai Precision Industry Co., Ltd.                      312,942
      32,756   Taiwan Semiconductor Manufacturing Company, Ltd.          324,612
                                                                     -----------
                                                                         637,554
                                                                     ===========

Thailand (1.3%):
      26,000   PTT Exploration & Production Public Company Ltd.          299,208
   2,800,600   TMB Bank Public Company, Ltd. (b)                         281,323
                                                                     -----------
                                                                         580,531
                                                                     ===========

United Kingdom (24.8%):
      12,848   Anglo American Plc                                        437,357
      33,755   Aviva Plc                                                 409,338
      46,448   Barclays Plc                                              488,161
      98,565   BP Plc                                                  1,049,466
      26,492   Glaxosmithkline Plc                                       669,409
      16,850   GUS Plc (b)                                               299,112
      29,336   HBOS Plc                                                  501,078
      48,392   Hilton Group Plc                                          302,575
      60,853   HSBC Holdings Plc                                         976,604
       7,404   Inchcape Plc                                              290,500
     143,117   Legal & General Group Plc                                 300,335
      71,558   Petrofac, Ltd. (b)                                        312,642
      11,607   Reckitt Benckiser Plc                                     383,333
      43,508   Reuters Group Plc                                         322,179
      42,866   Rolls-Royce Group Plc                                     315,213
   1,431,724   Rolls-Royce Group Plc, Class B (b)                          2,463
     150,989   Royal & Sun Allicance Insurance Group Plc                 326,594
      23,836   Royal Bank of Scotland Group Plc                          719,557
      28,687   Royal Dutch Shell Plc                                     916,823
      23,366   Schroders Plc                                             381,824
      13,549   Standard Chartered Plc                                    301,809
      58,860   Tesco Plc                                                 335,628
      18,473   Unit 4 Agresso NV (b)                                     265,896
     229,512   Vodafone Group Plc                                        495,455
                                                                     -----------
                                                                      10,803,351
                                                                     ===========
TOTAL FOREIGN STOCK (COST $33,967,732)                                41,268,738
                                                                     ===========

EXCHANGE TRADED FUNDS (5.2%):
United States (5.2%):
       3,300   iShares MSCI EAFE Index Fund                              196,218
         337   iShares MSCI Emerging Markets Index                        29,740
      14,447   iShares MSCI Emerging Markets Index                     1,274,948
      61,096   iShares MSCI Malaysia Index Fund                          416,675
      30,146   iShares MSCI Taiwan Index Fund                            376,222
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS (COST $1,974,376)                          2,293,803
                                                                     ===========
TOTAL (COST $35,942,108) (A)                                         $43,562,541
                                                                     ===========

----------
Percentages indicated are based on net assets of $43,727,766.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $66,165. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $8,111,163
Unrealized depreciation......................   $ (556,895)
                                                ----------
Net unrealized appreciation (depreciation)...   $7,554,268
                                                ==========

(b) Non-income producing securities.

Plc Public limited company
ADR American Depository Receipt
GDR Global Depository Receipt

As of December 31, 2005, sector diversification of the Fund was as follows:

SECTOR DIVERSIFICATION                   % OF NET ASSETS      VALUE
----------------------                   ---------------      -----
Banks                                          22.39         9,792,373
Insurance                                       6.97         3,048,111
Petroleum & Fuel Products                       5.86         2,561,196
Automotive                                      5.55         2,427,427
Medical Products & Services                     5.51         2,411,359
Mutual Funds                                    5.25         2,293,803
Metals & Mining                                 4.64         2,030,766
Telephones & Telecommunications                 3.77         1,646,419
Financial Services                              3.63         1,585,393
Industrial Machinery                            3.13         1,369,351
Diversified Manufacturing                       2.95         1,290,373
Retail                                          2.64         1,153,458
Real Estate                                     2.54         1,110,399
Utilities & Electrical Services                 2.45         1,072,803
Broadcasting, Newspapers & Advertising          2.09           914,860
Electronics                                     2.07           903,450
Energy                                          2.03           887,924
Consumer Services                               2.02           883,811
Household Products                              1.75           763,675
Transportation                                  1.68           736,210
Chemicals                                       1.54           674,294
Computers, Products & Services                  1.54           671,857
Building & Construction                         1.28           561,152
Food, Beverage & Tobacco                        1.05           458,041
Education                                       0.94           410,397
Conglomerates                                   0.77           337,081
Merchandising                                   0.77           335,628
Aerospace/Defense                               0.73           317,677
Environmental                                   0.71           308,641
Hotel/Motel                                     0.69           302,576
Clothing & Jewelry                              0.69           302,036
                                              ------       -----------
TOTAL FOREIGN STOCK                            99.06        43,562,541
                                              ------       -----------
OTHER ASSETS AND LIABILITIES                    0.94           165,229
                                              ------       -----------
TOTAL NET ASSETS                              100.00       $43,727,766
                                              ======       ===========

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2005

The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Colorado Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund, and the First Focus International Equity Fund, (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

PORTFOLIO VALUATION

The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund's assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Each Fund's respective investment adviser, FNB Fund Advisers ("FNB") or Tributary Capital Management ("Tributary"), collectively the "Advisers", both divisions of First National Bank of Omaha ("First National"), is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

FOREIGN EXCHANGE TRANSACTIONS

The book and records of the Funds' are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2005, continued

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2005 was as follows:

                                    VALUE OF           VALUE OF            VALUE OF
FUND                           SECURITIES LOANED   CASH COLLATERAL   NON-CASH COLLATERAL
----                           -----------------   ---------------   -------------------
Short-Intermediate Bond Fund      $16,733,199        $17,067,641             $--
Income Fund                         6,615,569          6,749,981              --
Balanced Fund                       8,299,423          8,499,009              --
Core Equity Fund                    7,282,351          7,496,399              --
Growth Opportunities Fund           8,548,901          8,852,481              --
Small Company Fund                 12,452,496         12,814,051              --

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust as follows:

FUND                            FAIR VALUE
---                            -----------
Short-Intermediate Bond Fund   $17,067,641
Income Fund                      6,749,981
Balanced Fund                    8,499,009
Core Equity Fund                 7,496,399
Growth Opportunities Fund        8,852,481
Small Company Fund              12,814,051


CONCENTRATION OF CREDIT RISK

The Nebraska Tax-Free and Colorado Tax-Free each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low marker capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            First Focus Funds, Inc


By (Signature and Title)*               /s/ Trent Statczar
                                        ----------------------------------------
                                        Trent Statczar
                                        Treasurer

Date                                    February 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Trent Statczar
                                        ----------------------------------------
                                        Trent Statczar
                                        Treasurer

Date                                    February 24, 2006


By (Signature and Title)*               /s/ Julie Den Herder
                                        ----------------------------------------
                                        Julie Den Herder
                                        President

Date                                    February 24, 2006

* Print the name and title of each signing officer under his or her signature.